Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented data centers or cabinets	26,332	66,896	10,782
Staff field advances	3,716	8,453	1,362
Interest receivables	28,404	13,275	2,140
Receivables for the disposal of certain construction-in-progress	20,290	20,290	3,270
Loans to shareholder of BJ Yichengtaihe	24,000	—	—
Tax recoverables	21,345	66,492	10,717
Deposits	10,079	9,793	1,578
Loan to third parties	6,987	48,422	7,804
Other receivables	13,722	75,820	12,216

	154,875	309,441	49,869

Prepaid expenses for bandwidth, rented data centers and cabinets represent the unamortized portion of prepayments made to the Company’s telecommunication operators and certain technology companies, which provide the Company with access to bandwidth, data centers or cabinets.

Loans to the shareholder of BJ Yichengtaihe are offset against the purchase consideration when the assets acquisition closed on September 30, 2014 (Note 4).